Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Credit facilities	$ 1,019,721	$ 908,288
Financial liabilities	522,913	502,275
Finance lease liabilities	444,901	468,414
Total borrowings	1,987,535	1,878,977
Less: Current portion of long-term borrowings, net	(529,651)	(285,036)
Less: Deferred finance costs, net	(20,321)	(17,514)
Long-term borrowings, net	$ 1,437,563	$ 1,576,427